SIGNIFICANT ACCOUNTING POLICIES (Details - Fair value derivative liabilities) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability	$ 210,929	$ 24,336	$ 48,055
Asset Retirement Obligation	214,960	197,904
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability	210,929	24,336
Asset Retirement Obligation	$ 214,960	$ 197,904